Inst | Fidelity California AMT Tax-Free Money Market Fund
Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 29, 2011
Prospectus
The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Service | Fidelity California AMT Tax-Free Money Market Fund
Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 29, 2011
Prospectus
The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY CALIFORNIA MUNICIPAL TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000878662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Inst | Fidelity California AMT Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcmt_SupplementTextBlock
Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 29, 2011
Prospectus
The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Service | Fidelity California AMT Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcmt_SupplementTextBlock
Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 29, 2011
Prospectus
The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567